Accumulated Other Comprehensive Income (Loss) (Tables)	12 Months Ended
Dec. 31, 2024
Analysis Of Other Comprehensive Income By Item [Abstract]
Schedule of changes in accumulated other comprehensive income (loss)
Changes in accumulated other comprehensive income (loss), net of taxes, are as follows:

For the years ended December 31,		2024		2023
Balance, beginning of year		Other comprehensive income (loss)	Balance, end of year	Balance, beginning of year	Other comprehensive income (loss)	Other	Balance, end of year
Items that may be reclassified subsequently to income:
Unrealized foreign currency translation gains (losses), net of hedging activities	$1,350	$1,346	$2,696	$1,689	$(339)	$—		$1,350
Unrealized gains (losses) on FVOCI assets	(354)	104	(250)	(839)	485	—		(354)
Unrealized gains (losses) on cash flow hedges	(1)	5	4	(18)	17	—		(1)
Share of other comprehensive income (loss) in joint ventures and associates	(151)	201	50	(107)	(44)	—		(151)
Items that will not be reclassified subsequently to income:
Remeasurement of defined benefit plans	(217)	19	(198)	(149)	(105)	37	(1)	(217)
Share of other comprehensive income (loss) in joint ventures and associates	2	(7)	(5)	(5)	7	—		2
Revaluation surplus on transfers to investment properties	143	1	144	143	—	—		143
Total	$772	$1,669	$2,441	$714	$21	$37		$772
Total attributable to:
Participating account	$6	$(3)	$3	$(3)	$9	$—		$6
Non-controlling interests	1	10	11	4	(3)	—		1
Shareholders	765	1,662	2,427	713	15	37		765
Total	$772	$1,669	$2,441	$714	$21	$37		$772

(1)    During 2023, the Company transferred cumulative remeasurement losses of $37 from Accumulated other comprehensive income (loss) to Retained earnings due to the sale of Sun Life UK.